Paradigm Select Fund
		Schedule of Investments
		September 30, 2021 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Part & Auxiliary Equipment, NEC
19,000	Ducommun Incorporated *		$ 956,650	0.82%

Chemical & Allied Products
1,775	Innospec Inc.		149,491	0.13%

Communications Equipment, NEC
33,600	Lumentum Holdings Inc. *		2,806,944	2.40%

Construction - Special Trade Contractors
87,500	Matrix Service Co. *		915,250	0.78%

Electrical Work
23,900	EMCOR Group Inc.		2,757,582	2.35%

Electromedical & Electrotherapeutic Apparatus
15,500	Masimo Corporation *		4,196,005	3.58%

Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.		811,603	0.69%

General Industrial Machinery & Equipment
45,300	Rexnord Corporation *		2,912,337	2.49%

Industrial Instruments For Measurement, Display, and Control
20,700	MKS Instruments, Inc.		3,123,837	2.67%

Industrial Organic Chemicals
19,700	Sensient Technologies Corporation		1,794,276
4,350	Westlake Chemical Corp.		396,459
			2,190,735	1.87%

Instruments For Measurement & Testing of Electricity & Electric Signals
32,800	Cohu, Inc. *		1,047,632
34,100	Teradyne, Inc.		3,722,697
			4,770,329	4.06%

Laboratory Analytical Instruments
28,000	PerkinElmer Inc.		4,852,120	4.14%

Measuring & Controlling Devices, NEC
19,400	Onto Innovation Inc. *		1,401,650	1.20%

Millwood, Veneer, Plywood & Structural Wood Members
21,500	American Woodmark Corp. *		1,405,455	1.20%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
23,400	Summit Materials, Inc. - Class A *		748,098	0.64%

Miscellaneous Manufacturing Industries
52,500	Hillenbrand, Inc.		2,239,125	1.91%

Optical Instruments & Lenses
26,200	II-VI Incorporated *		1,555,232	1.33%

Plastics Products
10,900	Entegris, Inc.		1,372,310	1.17%

Printed Circuit Boards
28,500	Jabil Circuit, Inc.		1,663,545	1.42%

Retail - Catalog & Mail-Order Houses
11,300	Insight Enterprises, Inc. *		1,017,904	0.87%

Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *		208,437	0.18%

Retail - Family Clothing Stores
72,900	American Eagle Outfitters, Inc.		1,880,820	1.60%

Retail - Lumber & Other Building Materials Dealers
108,000	Builders FirstSource, Inc. *		5,587,920	4.77%

Retail - Radio, TV & Consumer Electronics Stores
32,000	Best Buy Co., Inc.		3,382,720	2.89%

Retail - Retail Stores, NEC
13,300	IAC/InterActiveCorp. *		1,732,857	1.48%
Retail - Shoe Stores
24,800	Foot Locker, Inc.		1,132,368	0.97%

Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.		89,622	0.08%

Search, Detection, Navigation, Guidance, Aeronautical Systems
24,500	Garmin Ltd. (Switzerland)		3,808,770	3.25%

Semiconductors & Related Devices
43,000	FormFactor, Inc. *		1,605,190
82,800	Kulicke & Soffa Industries Inc. (Singapore)		4,825,584
85,625	Marvell Technology, Inc.		5,164,044
37,200	MaxLinear, Inc. *		1,832,100
12,800	Qorvo, Inc. *		2,140,032
21,000	Skyworks Solutions, Inc.		3,460,380
			19,027,330	16.23%

Services - Computer Integrated Systems Design
52,700	Allscripts Healthcare Solutions, Inc. *		704,599	0.60%

Services - Computer Programming, Data Processing, Etc.
20,383	Vimeo, Inc. *		598,649	0.51%

Services - Help Supply Services
66,925	Kelly Services, Inc. - Class A		1,263,544
48,750	Kforce Inc.		2,907,450
			4,170,994	3.55%

Services - Hospitals
10,200	Magellan Health Services Inc. *		964,410	0.82%

Services - Personal Services
17,382	Match Group, Inc. *		2,728,800	2.33%

Services - Prepackaged Software
1,809	Black Knight, Inc. *		130,248
24,600	Progress Software Corporation		1,210,074
			1,340,322	1.14%

Services - Skilled Nursing Care Facilities
15,300	The Ensign Group, Inc.		1,145,817	0.98%

Steel Pipe & Tubes
15,750	Allegheny Technologies Incorporated *		261,923	0.22%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
13,800	Carpenter Technology Corporation		451,812	0.39%

Surgical & Medical Instruments & Apparatus
69,000	Globus Medical, Inc. - Class A *		5,286,780	4.51%

Telegraph & Other Message Communications
26,000	j2 Global, Inc. *		3,552,120	3.03%

Telephone & Telegraph Apparatus
11,600	Fabrinet * (Thailand)		1,189,116	1.01%

Title Insurance
5,900	Fidelity National Financial, Inc.		267,506	0.23%

Wholesale - Computers & Peripheral Equipment & Software
10,800	SYNNEX Corporation		1,124,280	0.96%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
15,500	EnerSys		1,153,820
11,900	WESCO International Inc. *		1,372,308
			2,526,128	2.16%

Wholesale - Lumber & Other Construction Materials
30,000	Boise Cascade Company		1,619,400	1.38%

Total for Common Stocks (Cost $73,808,337)			106,629,701	90.99%

REAL ESTATE INVESTMENT TRUSTS
8,400	Mid-America Apartment Communities Inc.		1,568,700	1.34%
Total for Real Estate Investment Trusts (Cost $924,583)

MONEY MARKET FUNDS
9,060,222	SEI Daily Income Trust Government Fund CL F 0.01% **		9,060,222	7.73%
Total for Money Market Funds (Cost $9,060,222)

Total Investment Securities			117,258,623	100.06%
	(Cost $83,793,142)

Liabilities in Excess of Other Assets			(65,535)	-0.06%

Net Assets			$117,193,088	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2021, was $83,793,142. At September 30, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain	$ 36,650,022
		Unrealized Loss	(3,184,541)
		Unrealized Gain	$ 33,465,481

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2021:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$106,629,701	$ -	$ -	$ 106,629,701
Real Estate Investment Trusts	1,568,700	-	-	1,568,700
Money Market Funds	9,060,222	-	-	9,060,222
Total	$117,258,623	$ -	$ -	$ 117,258,623

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended September 30, 2021.